Risks And Concentration - Schedules of Concentration of Risk, by Risk Factor (Detail) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk	47.00%	25.00%	60.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk	33.00%	23.00%	0.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk	1.00%	18.00%	15.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk	17.00%	0.00%	0.00%